Convertible Senior Notes - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended				12 Months Ended							1 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 Convertible Senior Notes	May 31, 2011 Convertible Senior Notes	Mar. 31, 2011 Convertible Senior Notes	Apr. 15, 2008 Convertible Senior Notes	Dec. 31, 2012 Convertible Senior Notes	Dec. 31, 2010 Convertible Senior Notes	Apr. 15, 2011 Convertible Senior Notes	Apr. 15, 2008 Convertible Senior Notes Semi Annual Payment, First Payment	Apr. 15, 2008 Convertible Senior Notes Semi Annual Payment, Second Payment	Apr. 15, 2008 Convertible Senior Notes For 90-day period beginning on (and including) date of registration default events	Apr. 15, 2008 Convertible Senior Notes Thereafter until the cessation of the registration default events	Apr. 15, 2008 Convertible Senior Notes Maximum	Apr. 15, 2008 Convertible Senior Notes Minimum	Apr. 15, 2013 Subsequent Event Convertible Senior Notes
Debt Instrument [Line Items]
Aggregate principal amount of Convertible Senior Notes							$ 400,000,000										$ 23,793,000
Convertible Senior Notes, interest rate							4.75%
Net proceeds from offering of Convertible Senior Notes							388,743,000
Convertible Senior Notes, interest payment period											--04-15	--10-15
Convertible Senior Notes, maturity date							Apr. 15, 2013
Convertible Senior Notes, conversion rate (ADSs per US$1000 principal amount of Convertible Senior Notes)							25.4534								31.8167
Convertible Senior Notes, conversion price per ADS							$ 39.29
Repurchase of Senior Convertible Notes (in integral multiples of US$1000) in whole or in part for cash in fundamental change, percentage of principal							100.00%			100.00%
Number of trading days in a period of 30 consecutive trading days that will cause the Convertible Senior Notes to be redeemed																20 days
Number of consecutive trading days used in conversion analysis							30 days
Percentage of redemption price to conversion price																130.00%
Additional interest rate pertaining registration default													0.25%	0.50%
Maximum amount of additional interest expense pertaining registration default															9,000,000
Repurchased aggregate principle amount of Convertible Senior Notes				10,832,000	200,000	5,400,000			8,000,000
Cash consideration for repurchase of Convertible Senior Notes				7,393,000	200,000	5,397,000			7,719,000
Debt issuance costs and debt discount, amount of written off				850,000		7,000			88,000
Gain on repurchase of Convertible Senior Notes				2,585,000	2,585,000	2,585,000			193,000
Principal amount of certain Existing Notes exchanged with the New Notes									31,918,000
Early redeemed aggregate principle amount of convertible Senior notes										351,775,000
Payment of principal amount of Convertible Senior Notes	49,000	56,168,000	136,798,000														16,553,000
Payment of principal amount of Convertible Senior Notes																	$ 3,655,000
Remaining lives of convertible senior note								3 months 15 days